7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finder's options (Details) - Finder's Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate	0.00%	0.87%	1.00%
Expected life	0 years	3 years	3 years
Expected volatility	0.00%	144.75%	153.46%
Expected dividend yield	0.00%	0.00%	0.00%